Promissory Note (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Promissory note

	June 30, 2024	December 31, 2023
Principal amount	$3,885	$3,885
Less: Unamortized original issue discount	399	834
Unamortized debt issuance cost	7	14
	3,479	3,037
Add: Accrued interest payable	216	16
Accrued monitoring fee	408	-
	$4,103	$3,053

(In thousands)
Principal amount		$3,885
Less:	Unamortized original issue discount	834
	Unamortized debt issuance cost	14
		$3,037
Add:	Accrued interest payable	16
		$3,053